SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Other receivables	$ 608,378	$ 176,288	$ 1,300	$ 281,727	$ 19,926
Total other receivables	$ 608,378	$ 176,288	$ 1,300	$ 281,727	$ 19,926